PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment
	2020	2019
Property and equipment:
Telecommunications fiber and equipment	$5,421,920	5,203,000
Film production equipment	369,903	369,903
Office furniture and equipment	86,899	85,485
Medical equipment	50,805	—
Leasehold improvements	18,679	18,679
Accumulated depreciation	(1,771,286)	(1,253,919)
Property and equipment, net	$4,176,920	4,423,148

	2019	2018
Property and equipment:
Telecommunications fiber and equipment	$5,203,000	3,274,045
Film production equipment	369,903	369,903
Office furniture and equipment	85,485	82,014
Leasehold improvements	18,679	18,679
Accumulated depreciation	(1,253,919)	(697,699)
Property and equipment, net	$4,423,148	3,046,942